Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings as net gain (loss) on derivative instruments

	Year Ended December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Realized gain (loss):
Interest rate swap contracts	$15,518	$14,648	$(2,478)
Foreign exchange forward contracts	—	(79)	(502)
Total realized gain (loss):	15,518	14,569	(2,980)
Unrealized gain (loss):
Interest rate swap contracts	(8,720)	(9,200)	38,490
Total unrealized gain (loss):	(8,720)	(9,200)	38,490
Total realized and unrealized gain (loss) on derivative instruments:	$6,798	$5,369	$35,510